Vanguard Long-Term Tax-Exempt Bond ETF Expense Example - Vanguard Long-Term Tax-Exempt Bond ETF - ETF Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29